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                                   UAM FUNDS
                           MJI INTERNATIONAL EQUITY
                                   PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES
Norton H. Reamer                                          William A. Humenuk
Trustee, President                                        Trustee
and Chairman
                                                          Peter M. Whitman, Jr.
Mary Rudie Barneby                                        Trustee
Trustee and Executive
Vice President                                            William H. Park
                                                          Vice President and
John T. Bennett, Jr.                                      Assistant Treasurer
Trustee
                                                          Karl O. Hartmann
J. Edward Day                                             Secretary
Trustee
                                                          Robert R. Flaherty
Philip D. English                                         Treasurer
Trustee
                                                          Harvey M. Rosen
                                                          Assistant Secretary
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INVESTMENT ADVISER
 Murray Johnstone International Ltd.
 John Hancock Center, Suite 3640
 875 North Michigan Avenue, Chicago, IL 60611
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ADMINISTRATOR
 The Chase Manhattan Bank, N.A.
 73 Tremont Street, Boston, MA 02108-3913
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CUSTODIAN
 Morgan Guaranty Trust Company of New York
 60 Wall Street, New York, NY 10260
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LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young
 2600 One Commerce Square Philadelphia, PA 19103
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INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
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DISTRIBUTOR
 UAM Fund Distributors, Inc.
 One International Place, 44th Floor Boston, MA 02110
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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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                                   UAM FUNDS

                                     MJI
                                INTERNATIONAL
                               EQUITY PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1995

Dear Shareholder,

For the six-month period ended October 31, 1995, we saw a period when investors were faced with a series of fortuitous events in the US market: a slowing economy in the first half of the year reduced the threat of inflation and allowed the Federal Reserve Board to end the tightening phase which had begun in early 1994. The bond market rallied strongly and domestic equities followed. By contrast, international markets enjoyed only measured and variable progress and faced with the rebound of the US dollar, most ended in negative territory. Overall, the Portfolio's return for the six-month period was -2.11% while the return on the Morgan Stanley Capital International ("MSCI") EAFE Index in US dollars was -1.4%, including dividends reinvested.

ECONOMIC AND MARKET REVIEW

A major cause of the weak performance of the EAFE markets was the decline of the Japanese market of 11.81% in US dollars, a performance which could be attributed to several factors. The steadily rising yen, which was pushed even higher in the aftermath of the Mexican crisis, became a drag on the economy forcing up the cost of exports and eroding the competitive edge Japan used to enjoy in world markets. Jobs disappeared at home as companies established operations abroad where the cost base was lower or simply slimmed down their domestic facilities. This fed through to higher unemployment and lower spending in the stores, helping to prolong the recession. Combine this with caution over the government's ability to kick-start the economy and weakness in the banking and property sectors and sentiment was about as poor as it could get for a market. The managers commenced the year with a heavily underweighted exposure to Japan but as the outlook for corporate profits began to improve, and there were clear signs that the government had accepted the need to intervene to support the financial system, the framework for the recovery of the market was in place, and we steadily increased the Portfolio's exposure. When the trade dispute with the US was resolved, and there was a concerted move to weaken the yen, the market quickly rebounded but US dollar investors could not recoup the fall experienced earlier in the period.

The best performers of the international markets were in Europe, and with the exception of Switzerland, in non-core countries, particularly in Scandinavia. The Swiss market rose by 20.58%, benefitting from uncertainty in other markets and currencies as much as from sound corporate profits. Sweden was up 20.48% and Finland rose 16.04%, both markets able to take advantage of the boom in technology stocks emanating from the US. In spite of a weak government, the Spanish market rose a creditable 7.52%, the UK was up 8.71%, and the Netherlands rose 5.48%. Returns in France proved to be the most elusive. Although the government of Jacques Chirac was elected on a mandate for a change, it stuck doggedly to the "franc-fort" policy, attempting to preserve the link between the franc and the deutsche mark by way of artificially high interest rates and seeking to address the government deficit by cutting spending rather than stimulating growth. This prevented the economy from enjoying an easier monetary environment which should have accompanied a period of low growth and falling inflation. Pressure was heaviest on the interest-sensitive sectors of the economy, the property, insurance and financial areas, and recovery in these areas is still only embryonic. On a valuation basis, France continues to be one of the most attractive markets in Europe but during the period, the moderately overweight exposure focusing on interest-sensitive stocks did not help performance.

Hong Kong was the best performer of the markets in the Far East, rising 16.68% as investors returned after the panic selling which followed the Mexican crisis in early 1995. The Portfolio captured part of this return as investments were added to the area. In spite of Singapore's sound fundamentals, the market failed to make headway due to the deterioration of the economy in neighboring Malaysia. Australia and New Zealand made modest progress, but stock selection in these markets failed to capture the moves in cyclical companies.

Exposure to the emerging markets was limited to investments in Mexico and Argentina. Following the crisis in Mexico in late 1994, the currency continued to be subject to bouts of speculative pressure through 1995, counteracting the recovery of the market in local terms. The government attempted to stabilize the peso by raising interest rates but this only increased the pressure on the economy which was already heading for a deep recession in 1995. Corporate results in September reflected the severity of business conditions but by and large were in line with forecasts. Notwithstanding this, uncertainty still surrounds the future of the economy and the government's ability to steer it back to a growth path and that uncertainty manifested itself in the volatility late in the period. After the weakness already experienced, the managers have made the decision to continue to hold the investments in the Portfolio since they represent quality companies which should, in time, return to growth.

INVESTMENT STRATEGY

The broad investment strategy for the period was to underweight the Japanese market but increase exposure during the year, overweight Europe, focusing on the peripheral markets, and overweight Hong Kong and Singapore. A small exposure was retained in the emerging markets of Mexico and Argentina in the belief that they had seen the worst and would begin to recover. The increase in the Japanese exposure took the Portfolio from 17% of net assets in April to 23% of net assets in June, so that it was well-placed to benefit from the dramatic surge in August following the turnaround of the yen/dollar rate. Assets were switched to Japan by reducing exposure to Europe, especially Switzerland and the Netherlands. With the exception of the decision to overweight Singapore, which proved to be a dull market, these decisions were broadly positive for the Portfolio, including the stance on Japan, since the exposure was still underweight.

The costly decision for the period was to continue with investments in the Mexican market following the crisis in late 1994- early 1995. The recovery of the market, while swift in local terms, has been less successful for U.S. dollar investors. The third quarter of 1995 was a critical period when the full impact of the government's austerity program came through to corporate profits which were sharply down. Stocks held their prices but the peso came under renewed pressure. This period should represent the nadir for the Mexican market, and we look for a steady recovery in the months ahead.

OUTLOOK

In a period when the US market and currency were strong it was always going to be difficult for the international markets to compete. However, with corporate earnings peaking in the US and the interest rate environment returning to neutral, the strong run of the US equity market is likely to be coming to an end. Conversely, there have been signs that the international markets continue to look attractive. Since the beginning of 1995, the outlook for the Japanese market has improved and the weakening of the yen will encourage this trend. With this in mind, we have been increasing the exposure of the Portfolio to Japan. Recent purchases have been financed through sales in Europe, but in the future we will look to raising cash in the UK market. Elsewhere, with high growth continuing in the Far East, the Portfolio will remain overweight in the region. Although news from the emerging markets has been grim through 1995, stability is beginning to return and sentiment towards the area and markets should improve into 1996.

MURRAY JOHNSTONE INTERNATIONAL, INC.

DEFINITION OF THE COMPARITIVE INDEX
-----------------------------------
The Morgan Stanley Capital International EAFE Index is an unmanaged index composed of arithmetic, market value weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Comparisons of performance assumes reinvestment of dividends.

Please note that one cannot invest in an unmanaged index.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For a complete discussion of the risks associated with international investing, please refer to the Portfolio's prospectus.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS
October 31, 1995 (Unaudited)

                                                                          VALUE
                                                                   SHARES (000)+
--------------------------------------------------------------------------------
 COMMON STOCKS (95.3%)
--------------------------------------------------------------------------------
 ARGENTINA (1.9%)
  Banco Frances Del Rio de la Plata S.A. ADR......................  2,000 $   44
  Transportadora de Gas del Sur, S.A. ADR.........................  4,700     48
  YPF S.A. ADR....................................................  3,000     51
                                                                          ------
                                                                             143
--------------------------------------------------------------------------------
 AUSTRALIA (2.0%)
  National Australia Bank Ltd..................................... 17,000    146
--------------------------------------------------------------------------------
 DENMARK (1.7%)
  Tele Danmark A.S., Class B......................................  2,330    122
--------------------------------------------------------------------------------
 FRANCE (6.2%)
  Alcatel Alsthom.................................................    940     80
  Assurances Generales de France..................................  3,110     90
 *Cap Gemini Sogeti...............................................    401     11
  Credit Foncier de France........................................  2,079     38
 *Legris Industries S.A...........................................  1,455     42
  Lyonnaise des Eaux-Dumez........................................  1,015     99
  Parisienne de Reescompte........................................  1,180     91
                                                                          ------
                                                                             451
--------------------------------------------------------------------------------
 GERMANY (1.9%)
  Commerzbank AG..................................................    212     49
  Mannesmann AG...................................................    275     90
                                                                          ------
                                                                             139
--------------------------------------------------------------------------------
 HONG KONG (5.6%)
  Cheung Kong Holdings, Ltd....................................... 20,000    113
  Hong Kong Land Holdings, Ltd.................................... 45,000     81
  Hutchison Whampoa Ltd........................................... 10,000     55
  Swire Pacific Ltd., Class A..................................... 22,000    165
                                                                          ------
                                                                             414
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                  SHARES (000)+
-------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
 IRELAND (1.5%)
  Allied Irish Banks plc......................................... 21,514 $  109
-------------------------------------------------------------------------------
 ITALY (3.9%)
  Istituto Mobiliare Italiano S.p.A.............................. 11,500     63
  Italcementi Fabbriche Riunit...................................  2,650     16
  Parmalat Finanziaria S.p.A. ................................... 73,000     58
  Telecom Italia Mobile S.p.A. (NCS)............................. 74,500     83
  Telecom Italia Mobile S.p.A.................................... 39,990     67
                                                                         ------
                                                                            287
-------------------------------------------------------------------------------
 JAPAN (29.9%)
  Canon, Inc.....................................................  5,000     86
  Hoya Corp......................................................  3,000     88
  Ito Yokado Co., Ltd............................................  2,000    109
  Itochu Corp.................................................... 20,000    119
  Maeda Road Construction........................................  7,000    125
  Mitsubishi Materials Corp...................................... 25,000    113
  Mori Seiki.....................................................  6,000    118
  NEC Corp....................................................... 10,000    132
  Nikko Securities Co., Ltd...................................... 13,000    121
  Nippon Steel Co................................................ 37,000    123
  Nippon Telegraph & Telephone Corp. ............................     13    109
  Nissan Diesel Motor Co......................................... 17,000    115
 *NKK Corp....................................................... 52,000    126
  Nomura Securities Co., Ltd.....................................  6,000    110
  Omron Corp.....................................................  4,000     93
  Sanwa Bank Ltd.................................................  5,000     85
  Secom Co.......................................................  2,000    130
  Sumitomo Bank..................................................  5,000     88
  Teijin Ltd..................................................... 20,000     92
  Yamanouchi Pharmaceutical Co...................................  5,000    111
                                                                         ------
                                                                          2,193
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                          VALUE
                                                                   SHARES (000)+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
MEXICO (2.6%)
 CIFRA ADR........................................................ 58,000 $   62
 Cemex S.A. ADR, Class B..........................................  6,400     41
 Grupo Industrial Durango ADR.....................................  5,500     44
 Telefonos de Mexico ADR, Class L.................................  1,600     44
                                                                          ------
                                                                             191
--------------------------------------------------------------------------------
NETHERLANDS (3.2%)
 Elsevier N.V.....................................................  5,690     74
 Vendex International N.V. BDR....................................  2,400     69
 VNU..............................................................    647     91
                                                                          ------
                                                                             234
--------------------------------------------------------------------------------
NEW ZEALAND (2.0%)
 Telecom Corp. of New Zealand Ltd................................. 36,000    149
--------------------------------------------------------------------------------
NORWAY (1.9%)
 Norsk Hydro......................................................  1,620     64
 Orkla Borregaard A.S.............................................  1,520     79
                                                                          ------
                                                                             143
--------------------------------------------------------------------------------
SINGAPORE (5.7%)
 Keppel Corp. Ltd. ............................................... 20,000    164
 Oversea-Chinese Banking Corp. ................................... 12,000    141
 Singapore Land Ltd. ............................................. 20,000    112
                                                                          ------
                                                                             417
--------------------------------------------------------------------------------
SPAIN (6.2%)
 Centros Comerciales Pryca, SA....................................  3,500     74
 Fuerzas Electricas de Cataluna S.A., Class A..................... 15,000     91
 Iberdrola S.A....................................................  8,230     62
 Portland Valderrivas S.A. (New)..................................  1,510    100
 Uralita S.A......................................................  2,730     28
 Vallehermoso S.A.................................................  6,220    101
                                                                          ------
                                                                             456
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                  SHARES (000)+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
SWITZERLAND (2.9%)
 Ciba-Geigy AG (Registered)......................................     76 $   66
 Sandoz AG (Registered)..........................................     81     67
 Winterthur Schweizerische (Registered)..........................    121     79
                                                                         ------
                                                                            212
-------------------------------------------------------------------------------
UNITED KINGDOM (16.2%)
 Argyll Group plc................................................ 20,000    102
 Blue Circle Industries plc...................................... 13,500     62
 BOC Group plc...................................................  4,400     60
 British Gas plc................................................. 15,000     57
 British Petroleum Co., plc......................................  8,000     59
 BTR plc......................................................... 21,000    112
 Cable & Wireless plc............................................ 15,500    101
 Commercial Union plc............................................  7,000     68
 General Electric Company plc.................................... 20,000     99
 Glaxo Wellcome plc..............................................  7,500    101
 Grand Metropolitan plc.......................................... 12,000     83
 Kingfisher plc..................................................  8,000     60
 Lloyds Bank plc.................................................  6,500     80
 Rank Organization Ltd........................................... 10,000     67
 Unilever plc....................................................  4,000     78
                                                                         ------
                                                                          1,189
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $7,112)................................         6,995
-------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT
                                                                  (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.2%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.2%)
 J.P. Morgan Securities, Inc., 5.35%, dated 10/31/95, due
  11/1/95, to be repurchased at $160, collateralized by $142 U.S.
  Treasury Bond 7.5%, due 11/15/16, valued at $164. (COST $160)..   $160    160
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.5%) (COST $7,272)..........................        $7,155
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                        VALUE
                                                                        (000)+
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.5%)
-------------------------------------------------------------------------------
 Cash.................................................................. $    1
 Foreign Currency (Cost $206)..........................................    206
 Receivable for Investments Sold.......................................    111
 Dividends Receivable..................................................     14
 Receivable due from Investment Adviser................................     13
 Receivable for Portfolio Shares Sold..................................      4
 Other.................................................................      8
 Payable for Investments Purchased.....................................   (135)
 Payable for Portfolio Shares Redeemed.................................     (6)
 Payable for Administrative Fees.......................................     (6)
 Payable for Custodian Fees............................................     (4)
 Payable for Directors' Fees...........................................     (1)
 Other Liabilities.....................................................    (18)
                                                                        ------
                                                                           187
-------------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 789,130 outstanding Institutional Class shares (unlim-
  ited authorization, no par value).................................... $7,342
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............... $ 9.30
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+ See Note A to Financial Statements
* Non-Income Producing Security
ADR--American Depositary Receipt
BDR--British Depositary Receipt
NCS--Non Convertible Shares

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)
At October 31, 1995, sector diversification of the Portfolio was as follows:

                                                                  % OF
                                                                  NET    VALUE
SECTOR DIVERSIFICATION                                           ASSETS   (000)
----------------------                                           ------  ------
Automotive......................................................   1.6%  $  115
Banks...........................................................   5.7      417
Basic Resources.................................................   2.0      143
Beverages, Food & Tobacco.......................................   1.8      135
Broadcasting & Publishing.......................................   2.2      164
Capital Equipment...............................................   4.0      294
Chemicals.......................................................   2.6      192
Construction....................................................   2.3      166
Consumer Durables...............................................   2.8      209
Electronics.....................................................   6.2      455
Energy..........................................................   4.3      315
Entertainment & Leisure.........................................   0.9       67
Financial Services..............................................  11.2      827
Holding Company.................................................   1.5      112
Industrial......................................................   1.7      123
Insurance ......................................................   2.2      158
Manufacturing...................................................   4.4      320
Metals..........................................................   1.5      113
Mining..........................................................   0.6       42
Paper & Packaging...............................................   0.6       44
Pharmaceuticals.................................................   3.8      278
Real Estate.....................................................   5.5      406
Repurchase Agreement............................................   2.2      160
Retail..........................................................   6.5      477
Services........................................................   1.8      130
Telecommunications..............................................   9.0      658
Transportation .................................................   4.4      329
Utilities ......................................................   4.2      306
                                                                 -----   ------
Total Investments...............................................  97.5%  $7,155
Other Assets and Liabilities....................................   2.5      187
                                                                 -----   ------
Net Assets...................................................... 100.0%  $7,342
                                                                 =====   ======

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)

                                                                    SIX MONTHS
                                                                       ENDED
                                                                    OCTOBER 31,
(In Thousands)                                                         1995
-------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends........................................................     $  87
 Interest.........................................................        23
 Less Foreign Taxes Withheld......................................       (11)
-------------------------------------------------------------------------------
  Total Income....................................................        99
-------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees................................................. $ 25
  Less: Fees Waived..........................................  (25)      --
                                                              ----
 Administrative Fees--Note C......................................        31
 Custodian Fees...................................................        18
 Printing Fees....................................................         8
 Legal Fees.......................................................         4
 Audit Fees.......................................................         6
 Filing and Registration Fees.....................................         4
 Trustees' Fees--Note F...........................................         1
 Other Expenses...................................................         2
 Fees Assumed by Adviser--Note B..................................       (27)
-------------------------------------------------------------------------------
  Total Expenses..................................................        47
 Expense Offset--Note A...........................................        (1)
-------------------------------------------------------------------------------
  Net Expenses....................................................        46
-------------------------------------------------------------------------------
NET INVESTMENT INCOME.............................................        53
-------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):
 Investments......................................................        31
 Foreign Currency Transactions....................................       (50)
-------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS.....................................................       (19)
-------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
 Investments......................................................      (195)
 Foreign Currency Transactions....................................         2
-------------------------------------------------------------------------------
TOTAL NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)........      (193)
-------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY......................      (212)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............     $(159)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                      SEPTEMBER 16,    ENDED
                                                        1994* TO    OCTOBER 31,
                                                        APRIL 30,      1995
(In Thousands)                                            1995      (UNAUDITED)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income...............................    $   20       $   53
 Net Realized Loss...................................       (29)         (19)
 Net Change in Unrealized Appreciation (Deprecia-
  tion)..............................................        75         (193)
-------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations...................................        66         (159)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.....................................     5,626        2,219
 Redeemed............................................      (182)        (253)
-------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.......     5,444        1,966
-------------------------------------------------------------------------------
Total Increase.......................................     5,510        1,807
Net Assets:
 Beginning of Period.................................        25        5,535
-------------------------------------------------------------------------------
 End of Period (2)...................................    $5,535       $7,342
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued......................................       600          229
  Redeemed...........................................       (20)         (23)
-------------------------------------------------------------------------------
                                                            580          206
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(2)Net Assets Consist of:
  Paid in Capital....................................    $5,463       $7,429
  Undistributed Net Investment Income................        13           66
  Accumulated Net Realized Loss......................       (16)         (35)
  Unrealized Appreciation (Depreciation).............        75         (118)
-------------------------------------------------------------------------------
                                                         $5,535       $7,342
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  SIX MONTHS
                                                    SEPTEMBER 16,    ENDED
                                                      1994** TO   OCTOBER 31,
                                                      APRIL 30,      1995
                                                        1995      (UNAUDITED)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...............    $10.00       $ 9.50
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income+............................      0.04         0.06
 Net Realized and Unrealized Loss on Invest-
  ments+++.........................................     (0.54)       (0.26)
-------------------------------------------------------------------------------
  Total from Investment Operations.................     (0.50)       (0.20)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....................    $ 9.50       $ 9.30
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN.......................................     (5.00)%++    (2.11)%++
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)..............     $5,535       $7,342
Ratio of Expenses to Average Net Assets+...........       1.00%*       1.39%*##
Ratio of Net Investment Income to Average Net As-
 sets+.............................................       1.49%*       1.56%*
Portfolio Turnover Rate............................         81%          36%
-------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations
+ Net of voluntarily waived fees and expenses assumed by the Adviser of $0.17 and $0.07 per share for the periods ended April 30, 1995 and October 31, 1995, respectively.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
+++ The amount shown for the period ended April 30, 1995 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
## The Ratio of Expenses to Average Net Assets excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 1.36%*.

   The accompanying notes are an integral part of the financial statements.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
UAM Funds Trust, formerly known as The Regis Fund II and UAM Funds, Inc., formerly known as The Regis Fund, Inc., (collectively the "UAM Funds") were organized on May 18, 1994 and October 11, 1988, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The MJI International Equity Portfolio (the "Portfolio"), a portfolio of the UAM Funds Trust, began operations on September 16, 1994. At October 31, 1995, the UAM Funds were comprised of thirty-four active portfolios. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of its financial statements.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the mean of the current bid and asked prices. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

  The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. In addition, withholding taxes on foreign securities have been provided for in accordance with the International Equity Portfolio's understanding of the applicable country's tax rules and rates.

  Paid in capital, undistributed net investment income and accumulated net realized loss have been adjusted for permanent book-tax differences.

  At October 31, 1995, the Portfolio's cost for Federal income tax purposes was $7,272,000. Net unrealized depreciation for Federal income tax purposes aggregated $117,000 of which $335,000 related to appreciated securities and $452,000 related to depreciated securities. For the period ended April 30, 1995, the Portfolio expects to defer to May 1, 1995 for U.S. Federal income tax purposes, post-October capital losses of $16,000 and post-October currency losses of $11,000.

  3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

  4. FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Investment Securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. The Portfolio does not isolate that portion of realized or unrealized gain and loss resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign forward currency exchanges contracts, disposition of foreign currencies, currency gain or loss realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts received or paid.

  5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gain or loss when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  6. DISTRIBUTIONS TO SHAREHOLDERS: Any distributions from net investment income are normally declared and paid annually. Any realized net capital gains will normally be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  7. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets. Custodian fees have been adjusted to include expense offsets for custodian balance credits. Cost incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight line basis over a five year period.

  Current year permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

B. ADVISORY SERVICES. Under the terms of an Investment Advisory Agreement, Murray Johnstone International Ltd. ("MJI"), an indirect wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. Effective July 1, 1995, MJI has voluntarily agreed to waive a portion of its advisory fees and to assume expenses on behalf of the Portfolio, if necessary, if the annual operating expenses of the Portfolio exceed, after the effect of expense offsets arrangements, 1.50% of average daily net assets. Prior to July 1, 1995, MJI voluntarily agreed to waive a portion of its advisory fees and to assume expenses on behalf of the Portfolio, if necessary, if the annual operating expenses of the Portfolio exceeded 1.00% of average daily net assets.

C. ADMINISTRATIVE SERVICES. Effective September 1, 1995, The Chase Manhattan Bank, N.A., through its affiliate Chase Global Funds Services Company ("CGFSC") (the "Administrator"), formerly Mutual Funds Service Company ("MFSC"), provides administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under an Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, based on the combined aggregate average daily net assets of the UAM Funds and AEW, as follows: 0.20% of the first $200 million of the combined aggregate net assets; plus 0.12% of the next $800 million of the combined aggregate net assets; plus 0.08% of the combined aggregate net assets in excess of $1 billion but less than $3 billion; plus 0.06% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month upon inception of a portfolio to $70,000 annually after two years. In addition, the Portfolio is charged certain out of pocket expenses by the Administrator. Prior to September 1, 1995, MFSC, an affiliate of the United States Trust Company of New York, provided administrative services to the UAM Funds under the same terms, conditions and fees as stated above.

D. DISTRIBUTION SERVICES. UAM Fund Distributors, Inc. (the "Distributor") formerly known as RFI Distributors, (a division of Regis Retirement Plan Services, Inc.) a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

E. PURCHASES AND SALES. During the period ended October 31, 1995, the Portfolio made purchases of $5,397,000 and sales of $2,022,000 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases and sales of long-term U.S. Government securities.

F. TRUSTEES' FEES. Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW and reimbursement for expenses incurred in attending Trustee meetings.

G. LINE OF CREDIT. The Portfolio, along with certain other portfolios of UAM Funds collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of portfolio shares. Interest is charged to

                      MJI INTERNATIONAL EQUITY PORTFOLIO
each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 1/10th of 1% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the period ended October 31, 1995, the Portfolio had no borrowings under the agreement.

H. OTHER. At October 31, 1995, 43.3% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

At October 31, 1995, the net assets of the Portfolio was substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                           CHICAGO ASSET MANAGEMENT
                              COMPANY PORTFOLIOS

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer        William A. Humenuk
Trustee, President      Trustee
and Chairman
                        Peter M. Whitman, Jr.
Mary Rudie Barneby      Trustee
Trustee and Executive
Vice President          William H. Park
                        Vice President and
John T. Bennett, Jr.    Assistant Treasurer
Trustee
                        Karl O. Hartmann
J. Edward Day           Secretary
Trustee
                        Robert R. Flaherty
Philip D. English       Treasurer
Trustee
                        Harvey M. Rosen
                        Assistant Secretary

-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Chicago Asset Management Company
 70 West Madison Street, 56th Floor
 Chicago, IL 60602
-------------------------------------------------------------------------------
ADMINISTRATOR
 The Chase Manhattan Bank, N.A.
 73 Tremont Street, Boston, MA 02108-3913
-------------------------------------------------------------------------------
CUSTODIAN
 Morgan Guaranty Trust Company of New York
 60 Wall Street, New York, NY 10260
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young
 2600 One Commerce Square Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 One International Place, 44th Floor Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                                   UAM FUNDS

                                 CHICAGO ASSET
                                  MANAGEMENT
                                    COMPANY
                                  PORTFOLIOS

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1995

UAM FUNDS                            CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholder's Letter........................................................   1
Statement of Net Assets
  Value/Contrarian Portfolio................................................   3
  Intermediate Bond Portfolio...............................................   6
Statements of Operations....................................................   8
Statement of Changes
  Value/Contrarian Portfolio................................................   9
  Intermediate Bond Portfolio...............................................  10
Financial Highlights
  Value/Contrarian Portfolio................................................  11
  Intermediate Bond Portfolio...............................................  12
Notes to Financial Statements...............................................  13

--------------------------------------------------------------------------------

Dear Shareholders:

The semi-annual reporting period for the Chicago Asset Management
Value/Contrarian Portfolio and the Intermediate Bond Portfolio is October 31, 1995. This letter will highlight the Portfolios' investment returns and strategies. We thank you for your confidence in our investment expertise and look forward to maintaining a long-term relationship.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO

For the most recent six-month period ended October 31, 1995, the equity market in general continued its very strong advance which has been going on most of this year and is a continuation of the now lengthy bull market dating back to 1982.

We have continued to maintain our identical strategies and discipline as large cap, bottom-up, value-oriented contrarian portfolio managers. We concentrate most of our efforts on selecting individual securities which are out-of-favor with the general investing public due to short-term market misperceptions. We continue to maintain a close to fully invested posture at all times with the view that equity markets over the longer term will rise more than fall. Thereby, we avoid the risk of being out of the market during periods of rising securities' prices.

During this current six-month period, the rate of return for the Portfolio was 9.80%. This number appears quite large on an absolute basis for a six-month period but, on a relative basis, is a modest number given the very strong equity market and the returns from portfolios that were more aggressively invested in narrowly focused areas. Over time, we believe our relative performance will be more directly influenced by the number of individual issues which happen to be experiencing their recovery. The stock market's performance during the past six-months was focused in high growth issues-- particularly notable was technology. These hot areas are not compatible with our style of equity investing.

During the last six months, we found opportunities to add positions in Gap, Inc. and Nordstrom, Inc. We view these as two of the best managed and best positioned companies within the severely depressed retail clothing sector. These holdings are consistent with our approach of looking for companies we believe are excellent investments over the longer term but which have been underperforming recently for reasons that appear not only transitory but soon to be resolved.

We also believe our approach maintains a portfolio of companies which are mostly undervalued at current prices and may be less likely to underperform during market declines. Although this is in no way assured, it does seem to offer the potential for maintaining value during market declines and outperforming when, and if, the temporary problems besetting the individual issues are resolved. This approach to portfolio management has been consistent since the inception of the Portfolio and we foresee no changes in the future.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO

The six-month period ended October 31, 1995, was very favorable for fixed income investors. Any concerns market participants had regarding inflation were ameliorated by the excellent monthly Consumer Price Index and Producer Price Index reports. The economy's rate of expansion moderated. The Federal Reserve cut the Federal Funds rate by a quarter of one percent, from 6% to 5.75%. The yield on two-year U.S. Treasury Notes declined meaningfully from 6.58% to 5.61%. Longer maturity intermediate-term interest rates as represented by ten-year

U.S. Treasury Notes had a similar movement of approximately one hundred basis points. The yield fell on ten-year U.S. Treasury Notes from 7.05% to 6.02%.

The Portfolio maintained its concentration in U.S. Treasury Notes and obligations of large U.S. corporations. Corporate debt is utilized to enhance the current income and long-term total return of the Portfolio. Emphasis is placed on intermediate maturity securities. This is done so that the Portfolio can seek to produce a high level of income while reducing the possibility of exposing the investor to significant principal fluctuation.

The Portfolio had the following characteristics relative to the Lehman Brothers Intermediate Government/Corporate Index as of October 31, 1995:

                                                           PORTFOLIO    INDEX
                                                           ---------- ----------
       Average Maturity................................... 4.12 Years 4.21 Years
       Average Duration................................... 3.28 Years 3.24 Years
       Average Coupon.....................................   7.02%      7.01%
       Yield to Maturity..................................   5.99%      5.94%

For the six-months ended October 31, 1995, the Portfolio produced a total rate of return, net of expenses, of 6.63% versus the Lehman Brothers Intermediate Government/Corporate Index return of 6.61%.

CHICAGO ASSET MANAGEMENT COMPANY

DEFINITION OF THE COMPARATIVE INDEX

The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security down-graded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Comparisons of performance assumes reinvestment of dividends.

Please note that one cannot invest in an unmanaged index.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolios, total returns for the Portfolios would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                  SHARES (000)+
-------------------------------------------------------------------------------
 COMMON STOCKS (96.0%)
-------------------------------------------------------------------------------
 AEROSPACE & DEFENSE (6.8%)
  Raytheon Co....................................................   600  $   26
  United Technologies Corp.......................................   300      27
                                                                         ------
                                                                             53
-------------------------------------------------------------------------------
 AUTOMOTIVE (5.2%)
  Ford Motor Corp................................................   750      21
  General Motors Corp............................................   450      20
                                                                         ------
                                                                             41
-------------------------------------------------------------------------------
 BANKS (5.8%)
  Banc One Corp..................................................   650      22
  BankAmerica Corp...............................................   400      23
                                                                         ------
                                                                             45
-------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO (6.6%)
  General Mills Inc..............................................   450      26
  Sysco Corp. ...................................................   850      26
                                                                         ------
                                                                             52
-------------------------------------------------------------------------------
 BROADCASTING & PUBLISHING (2.9%)
  Deluxe Corp. ..................................................   850      23
-------------------------------------------------------------------------------
 CHEMICALS (5.5%)
  Dow Chemical Co. ..............................................   300      21
  Ethyl Corp..................................................... 2,000      22
                                                                         ------
                                                                             43
-------------------------------------------------------------------------------
 CONSUMER DURABLES (2.2%)
  Goodyear Tire & Rubber Co......................................   450      17
-------------------------------------------------------------------------------
 CONSUMER STAPLES (3.1%)
  Procter & Gamble Co............................................   300      24
-------------------------------------------------------------------------------
 ELECTRONICS (3.2%)
  General Electric Co. ..........................................   400      25
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                  SHARES (000)+
-------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
 ENERGY (8.2%)
  Exxon Corp.....................................................   300  $   23
  Mobil Corp. ...................................................   150      15
  Tenneco, Inc...................................................   600      26
                                                                         ------
                                                                             64
-------------------------------------------------------------------------------
 HEALTH CARE (3.1%)
  Caremark International, Inc.................................... 1,150      24
-------------------------------------------------------------------------------
 INSURANCE (2.9%)
  Chubb Corp.....................................................   250      23
-------------------------------------------------------------------------------
 LODGING & RESTAURANTS (2.7%)
  Darden Restaurants, Inc........................................ 1,850      21
-------------------------------------------------------------------------------
 MANUFACTURING (6.0%)
  Eastman Kodak Co...............................................   400      25
  Whitman Corp................................................... 1,050      22
                                                                         ------
                                                                             47
-------------------------------------------------------------------------------
 PAPER & PACKAGING (4.9%)
  International Paper Co.........................................   500      18
  Weyerhaeuser Co................................................   450      20
                                                                         ------
                                                                             38
-------------------------------------------------------------------------------
 PHARMACEUTICALS (8.9%)
  Pfizer, Inc. ..................................................   400      23
  Upjohn Co......................................................   500      26
  Warner Lambert Co..............................................   250      21
                                                                         ------
                                                                             70
-------------------------------------------------------------------------------
 RETAIL (8.4%)
  Gap, Inc.......................................................   500      20
  Nordstrom, Inc. ...............................................   650      24
  The Limited, Inc............................................... 1,200      22
                                                                         ------
                                                                             66
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                        VALUE
                                                                 SHARES (000)+
-------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
 TECHNOLOGY (6.3%)
  Apple Computer Inc............................................  700   $   25
  International Business Machines Corp..........................  250       24
                                                                        ------
                                                                            49
-------------------------------------------------------------------------------
 TELECOMMUNICATIONS (3.3%)
  AT&T Corp.....................................................  400       26
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (COST $649)..................................           751
-------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (4.0%)
-------------------------------------------------------------------------------
  Cash..........................................................            14
  Organization Cost.............................................            19
  Receivable due from Investment Adviser........................             8
  Receivable for Investments Sold...............................             1
  Dividends Receivable..........................................             1
  Payable for Administrative Fees...............................            (4)
  Payable for Investments Purchased.............................            (2)
  Payable for Custodian Fees....................................            (1)
  Payable for Trustees' Fees....................................            (1)
  Other Liabilities.............................................            (3)
                                                                        ------
                                                                            32
-------------------------------------------------------------------------------
 NET ASSETS (100%)
  Applicable to 64,713 outstanding Institutional Class shares
   (unlimited authorization, no par value)......................        $  783
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......        $12.10
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+ See Note A to Financial Statements


    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS
October 31, 1995 (Unaudited)

                                                                    FACE
                                                                   AMOUNT VALUE
                                                                   (000)  (000)+
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES (48.5%)
--------------------------------------------------------------------------------
 BANKS (12.1%)
  BankAmerica Corp. 7.625%, 6/15/04...............................  $250  $  264
  Northern Trust Co. 6.50%, 5/1/03................................   250     245
  Norwest Corp. 7.70%, 11/15/97...................................   250     258
                                                                          ------
                                                                             767
--------------------------------------------------------------------------------
 FINANCIAL SERVICES (12.4%)
  Associates Corp. 7.75%, 2/15/05.................................   250     272
  General Electric Credit Corp. 7.85%, 2/1/97.....................   250     255
  General Motors Acceptance Corp. 8.00%, 5/2/97...................   250     257
                                                                          ------
                                                                             784
--------------------------------------------------------------------------------
 INDUSTRIAL (12.1%)
  Hertz Corp. 8.30%, 2/2/98.......................................   250     261
  PepsiCo, Inc. 6.25%, 9/1/99.....................................   250     251
  Shell Oil Co. 6.625%, 7/1/99....................................   250     254
                                                                          ------
                                                                             766
--------------------------------------------------------------------------------
 RETAIL (4.0%)
  Motorola, Inc. 6.50%, 9/1/25....................................   250     253
--------------------------------------------------------------------------------
 SERVICES (3.9%)
  WMX Technologies, Inc. 6.25%, 10/15/00..........................   250     250
--------------------------------------------------------------------------------
 UTILITIES (4.0%)
  Virginia Electric Power Co. 6.25%, 8/1/98.......................   250     251
--------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS & NOTES (COST $2,917)......................         3,071
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                  FACE
                                                                 AMOUNT VALUE
                                                                 (000)  (000)+
-------------------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES (48.7%)
-------------------------------------------------------------------------------
 U.S. TREASURY NOTES
  5.875%, 7/31/97...............................................  $425  $  427
  6.125%, 5/31/97...............................................   550     554
  6.50%, 8/15/05................................................   250     259
  6.75%, 2/28/97................................................   250     254
  7.50%, 1/31/97................................................   500     511
  7.50%, 11/15/01...............................................   250     270
  7.50%, 5/15/02................................................   250     271
  7.75%, 1/31/00................................................   500     536
-------------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT SECURITIES (COST $2,980).................         3,082
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (97.2%) (COST $5,897)........................         6,153
-------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (2.8%)
-------------------------------------------------------------------------------
  Cash..........................................................            52
  Interest Receivable...........................................           119
  Organization Cost.............................................            19
  Receivable for Investment Adviser.............................             2
  Receivable for Portfolio Shares Sold..........................             1
  Other Assets..................................................             7
  Payable for Audit Fees........................................            (7)
  Payable for Legal Fees........................................            (5)
  Payable for Administrative Fees...............................            (4)
  Payable for Custodian Fees....................................            (2)
  Payable for Trustees' Fees....................................            (1)
  Other Liabilities.............................................            (4)
                                                                        ------
                                                                           177
-------------------------------------------------------------------------------
 NET ASSETS (100%)
  Applicable to 592,848 outstanding Institutional Class shares
   (unlimited authorization, no par value)......................        $6,330
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......        $10.68
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+ See Note A to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)

                                               CHICAGO ASSET       CHICAGO ASSET
                                                MANAGEMENT          MANAGEMENT
                                                  VALUE/           INTERMEDIATE
                                                CONTRARIAN             BOND
(In Thousands)                                   PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............................           $ 10                $--
 Interest...............................            --                  210
--------------------------------------------------------------------------------
  Total Income..........................             10                 210
--------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees............................  $ 2                $ 14
  Less: Fees Waived.....................   (2)      --        (14)      --
                                          ---                ----
 Administrative Fees--Note C............             22                  20
 Custodian Fees.........................              1                   1
 Audit Fees.............................              6                   6
 Trustees' Fees--Note F.................              1                   1
 Printing Fees..........................              3                   4
 Legal Fees.............................              1                   4
 Filing and Registration Fees...........              7                   7
 Other Expenses.........................              3                   3
 Fees Assumed by Adviser--Note B........            (39)                (22)
--------------------------------------------------------------------------------
  Total Expenses........................              5                  24
 Expense Offset--Note A.................             (1)                 (1)
--------------------------------------------------------------------------------
  Net Expenses..........................              4                  23
--------------------------------------------------------------------------------
NET INVESTMENT INCOME...................              6                 187
--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS........             17                  48
NET CHANGE IN UNREALIZED APPRECIATION ON
 INVESTMENTS............................             44                 124
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS.................             61                 172
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................           $ 67                $359
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                       DECEMBER 16,    ENDED
                                                         1994* TO   OCTOBER 31,
                                                        APRIL 30,      1995
(In Thousands)                                             1995     (UNAUDITED)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income................................     $  3        $  6
 Net Realized Gain....................................        2          17
 Net Change in Unrealized Appreciation................       58          44
-------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Opera-
   tions..............................................       63          67
-------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income................................       (2)         (8)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular......................................      615          30
--In Lieu of Cash Distributions.......................        2           8
 Redeemed.............................................       (7)        (10)
-------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions........      610          28
-------------------------------------------------------------------------------
 Total Increase.......................................      671          87
Net Assets:
 Beginning of Period..................................       25         696
-------------------------------------------------------------------------------
 End of Period (2)....................................     $696        $783
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued.......................................       61           3
  In Lieu of Cash Distributions.......................      --            1
  Redeemed............................................       (1)         (1)
-------------------------------------------------------------------------------
                                                             60           3
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(2)Net Assets Consist of:
  Paid in Capital.....................................     $632        $660
  Undistributed Net Investment Income.................        4           2
  Accumulated Net Realized Gain.......................        2          19
  Unrealized Appreciation.............................       58         102
-------------------------------------------------------------------------------
                                                           $696        $783
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Commencement of Operations


    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                        SIX MONTHS
                            JANUARY 24,    ENDED
                             1995* TO   OCTOBER 31,
                             APRIL 30,     1995
(In Thousands)                 1995     (UNAUDITED)
---------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
 Net Investment Income....    $   85      $  187
 Net Realized Gain........       --           48
 Net Change in Unrealized
  Appreciation............       132         124
---------------------------------------------------
  Net Increase in Net As-
   sets Resulting from Op-
   erations...............       217         359
---------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income....       (50)       (182)
---------------------------------------------------
CAPITAL SHARE TRANSAC-
 TIONS: (1)
 Issued--Regular..........     5,025         747
--In Lieu of Cash Distri-
 butions..................        50         182
 Redeemed.................       --          (43)
---------------------------------------------------
  Net Increase from Capi-
   tal Share Transactions.     5,075         886
---------------------------------------------------
 Total Increase...........     5,242       1,063
Net Assets:
 Beginning of Period......        25       5,267
---------------------------------------------------
 End of Period (2)........    $5,267      $6,330
---------------------------------------------------
---------------------------------------------------
(1)Shares Issued and Re-
 deemed:
  Shares Issued...........       502          70
  In Lieu of Cash Distri-
   butions................         5          17
  Redeemed................       --           (4)
---------------------------------------------------
                                 507          83
---------------------------------------------------
---------------------------------------------------
(2)Net Assets Consist of:
  Paid in Capital.........    $5,097      $5,983
  Undistributed Net In-
   vestment Income........        38          43
  Accumulated Net Realized
   Gain...................       --           48
  Unrealized Appreciation.       132         256
---------------------------------------------------
                              $5,267      $6,330
---------------------------------------------------
---------------------------------------------------

* Commencement of Operations


    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   SIX MONTHS
                                                      DECEMBER 16,    ENDED
                                                       1994** TO   OCTOBER 31,
                                                       APRIL 30,      1995
                                                          1995     (UNAUDITED)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $10.00      $11.14
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income+..............................      0.05        0.10
 Net Realized and Unrealized Gain....................      1.13        0.99
-------------------------------------------------------------------------------
  Total from Investment Operations...................      1.18        1.09
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income...............................     (0.04)      (0.13)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......................    $11.14      $12.10
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN.........................................     11.81%++     9.80%++
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period............................    $  696      $  783
Ratio of Expenses to Average Net Assets+.............      0.95%*      1.09%*##
Ratio of Net Investment Income to Average Net As-
 sets+...............................................      1.54%*      1.64%*
Portfolio Turnover Rate..............................         4%         16%
-------------------------------------------------------------------------------

*  Annualized
** Commencement of Operations
+ Net of voluntarily waived fees and expenses assumed by the Adviser of $0.58 per share and $0.66 per share for the periods ended April 30, 1995 and October 31, 1995, respectively.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
## For the period ended October 31, 1995, the Ratio of Expenses to Average Net
   Assets excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.95%*.

   The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     SIX MONTHS
                                                        JANUARY 24,     ENDED
                                                         1995** TO   OCTOBER 31,
                                                         APRIL 30,      1995
                                                           1995      (UNAUDITED)
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $10.00       $10.33
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income+...............................      0.17         0.33
 Net Realized and Unrealized Gain.....................      0.26         0.35
---------------------------------------------------------------------------------
  Total from Investment Operations....................      0.43         0.68
---------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income................................     (0.10)       (0.33)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................    $10.33       $10.68
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL RETURN..........................................      4.31%++      6.63%++
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period.............................    $5,267       $6,330
Ratio of Expenses to Average Net Assets+..............      0.80%*       0.83%*##
Ratio of Net Investment Income to Average Net Assets+.      6.20%*       6.45%*
Portfolio Turnover Rate...............................         0%          19%
---------------------------------------------------------------------------------

*  Annualized
** Commencement of Operations
+ Net of voluntarily waived fees and expenses assumed by the Adviser of $0.08 per share and $0.06 per share for the periods ended April 30, 1995 and October 31, 1995, respectively.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser for the periods indicated.
## The Ratio of Expenses to Average Net Assets excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.80%*.

   The accompanying notes are an integral part of the financial statements.

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
UAM Funds Trust, formerly known as The Regis Fund II, and UAM Funds, Inc., formerly known as The Regis Fund, Inc., (collectively the "UAM Funds") were organized on May 18, 1994 and October 11, 1988, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio (the "Portfolios"), portfolios of the UAM Funds Trust, began operations on December 16, 1994 and January 24, 1995, respectively. At October 31, 1995, the UAM Funds were comprised of thirty-four active portfolios. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolios in the preparation of its financial statements.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the mean of the current bid and asked prices. Fixed income securities are stated on the basis of valuations provided by a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

  The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  Paid in capital and undistributed net investment income have been adjusted for permanent book-tax differences.

  At October 31, 1995, cost and unrealized appreciation for Federal income tax purposes were:

                                                                       NET
                                   COST  APPRECIATION DEPRECIATION APPRECIATION
                                  (000)     (000)        (000)        (000)
                                  ------ ------------ ------------ ------------
   Chicago Asset Management
    Value/Contrarian Portfolio... $  649     $107         $ (5)        $102
   Chicago Asset Management
    Intermediate Bond Portfolio..  5,897      256          --           256

  3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities, the value of which exceeds the principal

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  4. DISTRIBUTIONS TO SHAREHOLDERS: Any distributions from net investment income are normally declared and paid quarterly. Any realized net capital gains will normally be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets. Custodian fees have been adjusted to include expense offsets for custodian balance credits. Costs incurred by each Portfolio in connection with its organization have been deferred and are being amortized on a straight line basis over a five year period.

  Current year permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

B. ADVISORY SERVICES. Under the terms of Investment Advisory Agreements, Chicago Asset Management Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of 0.625% of the average daily net assets for Chicago Asset Management Value/Contrarian Portfolio and 0.48% of average daily net assets for Chicago Asset Management Intermediate Bond Portfolio. Through April 30, 1996, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses on behalf of the Portfolio, if necessary, if the annual operating expenses of the Portfolios exceed after the effect of expense offsets arrangement, 0.95% and 0.80% of average daily net assets, respectively.

C. ADMINISTRATIVE SERVICES. Effective September 1, 1995, The Chase Manhattan Bank, N.A. through its affiliate Chase Global Funds Services Company ("CGFSC") (the "Administrator"), formerly Mutual Funds Service Company ("MFSC"), provides administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under an Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, based on the combined aggregate average daily net assets of the UAM Funds and AEW, as follows: 0.20% of the first $200 million of

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS the combined aggregate net assets; plus 0.12% of the next $800 million of the combined aggregate net assets; plus 0.08% of the combined aggregate net assets in excess of $1 billion but less than $3 billion; plus 0.06% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month upon inception of a portfolio to $70,000 annually after two years. In addition, each Portfolio is charged certain out of pocket expenses by the Administrator. Prior to September 1, 1995, MFSC was an affiliate of the United States Trust Company of New York and provided administrative services to the UAM Funds under the same terms, conditions and fees as stated above.

D. DISTRIBUTION SERVICES. UAM Fund Distributors, Inc. (the "Distributor"), formerly known as RFI Distributors, (a division of Regis Retirement Plan Services, Inc.) a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

E. PURCHASES AND SALES. During the period ended October 31, 1995, purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

                                                                 PURCHASES SALES
                                                                   (000)   (000)
                                                                 --------- -----
   Chicago Asset Management Value/Contrarian Portfolio..........   $116    $114
   Chicago Asset Management Intermediate Bond Portfolio.........    350     102

Purchases and sales of long-term U.S. Government securities totaled $1,633,000 and $929,000, respectively, for Chicago Asset Management Intermediate Bond Portfolio. There were no purchases or sales of long-term U.S. Government securities for Chicago Asset Management Value/Contrarian Portfolio.

F. TRUSTEES' FEES. Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW and reimbursement for expenses incurred in attending Trustee meetings.

G. OTHER. At October 31, 1995, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                NO. OF        %
                             SHAREHOLDERS OWNERSHIP
                             ------------ ---------
   Chicago Asset Management
    Value/Contrarian Port-
    folio..................        2        89.2%
   Chicago Asset Management
    Intermediate Bond Port-
    folio..................        1        87.8

At October 31, 1995, 79.0% and 3.9% of the total shares outstanding of the Chicago Asset Management Value/Contrarian Portfolio were held by UAM Profit Sharing & 401k Plan and UAM, respectively.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                           NEWBOLD'S EQUITYPORTFOLIO

-------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer                                          Peter M. Whitman, Jr.
Trustee, President                                        Trustee
and Chairman
                                                          William H. Park
Mary Rudie Barneby                                        Vice President and
Trustee and Executive                                     Assistant Treasurer
Vice President
                                                          Karl O. Hartmann
John T. Bennett, Jr.                                      Secretary
Trustee
                                                          Robert R. Flaherty
J. Edward Day                                             Treasurer
Trustee
                                                          Harvey M. Rosen
Philip D. English                                         Assistant Secretary
Trustee

William A. Humenuk
Trustee
-------------------------------------------------------------------------------

INVESTMENT ADVISER
 Newbold's Asset Management, Inc.
 950 Haverford Road
 Bryn Mayr, PA 19010

-------------------------------------------------------------------------------

ADMINISTRATOR
 The Chase Manhattan Bank, N.A.
 73 Tremont Street, Boston, MA 02108-3913

-------------------------------------------------------------------------------

CUSTODIAN
 Morgan Guaranty Trust Company of New York
 60 Wall Street, New York, NY 10260

-------------------------------------------------------------------------------

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young
 2600 One Commerce Square Philadelphia, PA 19103

-------------------------------------------------------------------------------

INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

-------------------------------------------------------------------------------

DISTRIBUTOR
 UAM Fund Distributors, Inc.
 One International Place, 44th Floor Boston, MA 02110

-------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                                   UAM FUNDS

                                   NEWBOLD'S
                                    EQUITY
                                   PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1995

Dear Shareholder:

  We are pleased to provide you with our semi-annual report for the period ended October 31, 1995 for the Newbold's Equity Portfolio.

  Our investment philosophy proceeds from the premise that investment value and return can be best realized through buying companies with a low price relative to current earnings. This "bottom-up" approach seeks to identify companies whose earnings growth suggest an increasing stream of future dividend income, and whose share price represents a level below realizable value.

                                   OVERVIEW

  Equity markets set new record highs in the first half of the year, led by the NASDAQ Over-the-Counter Index. This was followed by the Standard and Poor's 500 Index and the Dow Jones Industrial Average. In October, a modest pullback occurred, with the averages (NASDAQ, S&P 500 and DJIA) declining about one-third of a percent.

                                    ECONOMY

  The quarter ended October 31, 1995 began on a positive note as the Federal Reserve reduced the Fed Funds rate from 6% to 5 3/4%. This lent psychological support to the economy and the markets which continued to grasp for signs of an economic rebound. Statistics on industrial production reflected the first increases since January and improved throughout the quarter as did the data on existing home sales. Growth in business inventories slowed, further buoying hopes that the economy was off bottom. Second quarter adjusted after-tax corporate profits rose 24% with 57% of the reports exceeding expectations (source: Wall Street Journal 8/7/95). In addition, second quarter Gross Domestic Product was revised upward twice to 1.3% from the earlier meager 0.5%.

  On the inflation front, things were very quiet as the Producer Price Index declined and the Consumer Price Index only increased at a 0.1% monthly rate. The Labor Department reported that total compensation costs for the year ended June 30, 1995 were up only 2.9%, lower than the 3% inflation rate, reflecting little upward wage pressure four years into the recovery. A further sign of the times was the surprising announcement that the U.S. Steelworkers, the United Auto Workers and the International Association of Machinists plan to merge in order to bolster bargaining positions. In September, the Federal Reserve declined to reduce interest rates again, and it seemed that it had indeed rescued a stumbling economy and engineered a soft landing.

                      EQUITY MARKET AND PORTFOLIO COMMENT

  The stock market responded strongly to the appearance of a non-inflationary rebound in the economy. Specifically, the S&P 500 increased 4.23% in September and declined 0.36% in October. The Newbold's Equity Portfolio declined by 2.27% in October, a period characterized by severe penalties to the value based investment style we follow and is down 1.20% since its inception on September 13, 1995 to October 31, 1995.

  Several objective measures suggest that the market is fully valued at current levels. Both the S&P 500 Price/Earnings Ratio based on normalized earnings and the S&P 500 Price/Dividend ratio are near historical highs. While we do not know if the market will continue to rise or to correct, our valuation analysis leads us to groups that have traditionally done well in flat to down consolidating type markets. For example, technology stocks have performed well, but they fail to meet our parameters given the group's high P/E ratios and low dividend yields. Conversely, we believe electric utilities offer excellent value. This group's dividend yield is at an historic high relative to the S&P 400 Industrials. It is our belief that either the electrics will appreciate in price or that the industrials will decline in price bringing this relative yield down. In either case, we believe the result will be outperformance from the electric utilities. Additionally, we have pared many of our cyclical holdings as the fundamentals and earnings prospects appear to be decelerating. We have offset this reduction by building positions in healthcare and consumer staple issues which have underperformed as their steady earnings progress has appeared mundane relative to more cyclical issues.

  Finally, in reviewing the market, it is easy to overlook that it was not all smooth sailing. The market experienced some sharp volatility during September and October, and we would not be surprised to see more choppiness going forward given the level of the market and uncertainty over the future direction of interest rates and level of corporate profits.

NEWBOLD'S ASSET MANAGEMENT, INC.




                    DEFINITIONS OF THE COMPARATIVE INDICES
                    --------------------------------------

The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange.

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utility and 20 transportation stocks.

NASDAQ Composite Index is an unmanaged index of more than 3,000 common stocks. It is a value weighted index calculated on price change only and does not include income.

Comparisons of performance assumes reinvestment of dividends.

Please note that one can not invest in an unmanaged index.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                 SHARES (000)+
-------------------------------------------------------------------------------
COMMON STOCKS (93.4%)
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE (3.8%)
 Boeing Co. ....................................................  2,750 $   180
 Rockwell International Corp. ..................................    150       7
 United Technologies Corp. .....................................  2,824     251
                                                                        -------
                                                                            438
-------------------------------------------------------------------------------
AUTOMOTIVE (1.2%)
 Genuine Parts Co. .............................................  2,100      83
 Goodyear Tire & Rubber Co. ....................................  1,400      53
 TRW, Inc. .....................................................    100       7
                                                                        -------
                                                                            143
-------------------------------------------------------------------------------
BANKS (4.5%)
 Bankers Trust New York Corp. ..................................  2,850     182
 Bank of New York Co., Inc. ....................................    600      25
 Fleet Financial Group, Inc. ...................................  4,800     186
 NationsBank Corp. .............................................  1,900     125
                                                                        -------
                                                                            518
-------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (5.5%)
 Anheuser-Busch Cos., Inc. .....................................  1,950     129
 Archer-Daniels-Midland Co. ....................................  8,140     131
 ConAgra, Inc. .................................................  1,700      66
 RJR Nabisco Holdings Corp. ....................................  8,100     249
 Unilever N.V.--New York Shares ADR.............................    500      65
                                                                        -------
                                                                            640
-------------------------------------------------------------------------------
CHEMICALS (1.1%)
 Dow Chemical Co. ..............................................  1,800     124
-------------------------------------------------------------------------------
CONSTRUCTION (1.7%)
 Masco Corp. ...................................................  7,000     197
-------------------------------------------------------------------------------
CONSUMER NON-DURABLES (0.5%)
 Browning-Ferris Industries, Inc. ..............................  2,000      58
-------------------------------------------------------------------------------
ELECTRONICS (1.1%)
 General Electric Co. ..........................................  2,100     133
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                 SHARES (000)+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
ENERGY (9.1%)
 Atlantic Richfield Co. ........................................  2,450 $   262
 Chevron Corp. .................................................  5,450     255
 Exxon Corp. ...................................................  2,785     213
 Schlumberger Ltd. .............................................  3,450     215
 USX-Marathon Group.............................................  6,500     115
                                                                        -------
                                                                          1,060
-------------------------------------------------------------------------------
FINANCIAL SERVICES (4.3%)
 Chubb Corp. ...................................................  2,050     184
 Providian Corp. ...............................................  3,450     135
 St. Paul Cos., Inc. ...........................................  3,600     183
                                                                        -------
                                                                            502
-------------------------------------------------------------------------------
HEALTH CARE (7.8%)
 Baxter International, Inc. ....................................  4,500     174
 Bristol-Myers Squibb Co. ......................................  3,400     259
 Rhone-Poulenc SA Sponsored ADR.................................  3,000      66
 U.S. Healthcare, Inc. .........................................  2,200      85
 Warner Lambert Co. ............................................  3,800     323
                                                                        -------
                                                                            907
-------------------------------------------------------------------------------
INDUSTRIAL (1.6%)
 Corning, Inc. .................................................  7,300     191
-------------------------------------------------------------------------------
INSURANCE (1.2%)
 Aetna Life & Casualty Co. .....................................  1,900     134
-------------------------------------------------------------------------------
METALS (2.4%)
 Aluminum Company of America....................................  5,500     280
-------------------------------------------------------------------------------
MULTI-INDUSTRY (2.6%)
 Hanson plc ADR................................................. 11,650     181
 ITT Corp. .....................................................    550      67
 Tenneco, Inc. .................................................  1,200      53
                                                                        -------
                                                                            301
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                 SHARES (000)+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
OFFICE EQUIPMENT (1.1%)
 Pitney Bowes, Inc. ............................................  2,800 $   122
-------------------------------------------------------------------------------
PAPER & PACKAGING (2.5%)
 International Paper Co. .......................................  4,600     170
 Mead Corp. ....................................................  2,050     118
                                                                        -------
                                                                            288
-------------------------------------------------------------------------------
RETAIL (6.7%)
 American Stores Co. ...........................................  6,600     197
 Dayton-Hudson Corp. ...........................................    800      55
 Kmart Corp. ................................................... 17,170     139
 May Department Stores Co. .....................................  3,000     118
 The Limited, Inc. ............................................. 14,300     263
                                                                        -------
                                                                            772
-------------------------------------------------------------------------------
SERVICES (5.9%)
 Dial Corp. ....................................................  2,100      51
 Dun & Bradstreet Corp. ........................................  4,350     260
 New York Times Co.--Class A....................................  5,100     141
 WMX Technologies, Inc. ........................................  8,350     235
                                                                        -------
                                                                            687
-------------------------------------------------------------------------------
TECHNOLOGY (1.1%)
 Apple Computer, Inc. ..........................................  3,600     130
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (13.4%)
 AT&T Corp. ....................................................  6,350     406
 GTE Corp. .....................................................  7,300     301
 MCI Corp. .....................................................  3,900      97
 NYNEX Corp. ...................................................  8,200     385
 Sprint Corp. ..................................................  9,450     364
 U.S. West, Inc. ...............................................    100       5
                                                                        -------
                                                                          1,558
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                 SHARES (000)+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
UTILITIES (14.3%)
 Baltimore Gas & Electric Co. ..................................  3,800 $   102
 Entergy Corp. .................................................  9,750     278
 FPL Group, Inc. ...............................................  4,600     193
 General Public Utilities Corp. ................................  6,050     189
 Houston Industries, Inc. ......................................  2,000      93
 Pacificorp.....................................................  3,300      62
 Panhandle Eastern Corp. .......................................  7,100     179
 PECO Energy Co. ...............................................  2,300      67
 SCE Corp. .....................................................  5,600      95
 Southern Co. ..................................................  6,000     143
 Transcanada Pipelines LTD...................................... 14,100     189
 Unicom Corp. ..................................................  2,100      69
                                                                        -------
                                                                          1,659
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $10,016)..............................         10,842
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.2%)
-------------------------------------------------------------------------------
CONSUMER NON-DURABLES (0.2%)
 RJR Nabisco Holdings, Series C, $0.6012 (Cost $23).............  3,500      22
-------------------------------------------------------------------------------
                                                                  FACE
                                                                 AMOUNT
                                                                 (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.0%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.0%)
 J.P. Morgan Securities, Inc. 5.35%, dated 10/31/95, due
  11/1/95, to be repurchased at $460, collateralized by $406
  U.S. Treasury Bonds 7.50%, due 11/15/16, valued at $469. (Cost
  $460)......................................................... $  460     460
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.6%) (COST $10,499)........................         11,324
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                        VALUE
                                                                       (000)+
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.4%)
-------------------------------------------------------------------------------
 Cash..........................................................        $    77
 Receivable for Portfolio Shares Sold..........................          1,710
 Receivable for Investments Sold...............................             80
 Dividends Receivable..........................................             14
 Receivable due from Investment Adviser........................              5
 Other Assets..................................................             15
 Payable for Investments Purchased.............................         (1,607)
 Payable for Administrative Fees...............................             (3)
 Payable for Custodian Fees....................................             (1)
 Other Liabilities.............................................             (9)
                                                                       -------
                                                                           281
-------------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 1,175,074 outstanding Institutional Class shares
  (unlimited authorization, no par value)......................        $11,605
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......        $  9.88
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+ See Note A to Financial Statements.
ADR--American Depositary Receipt.

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

                                                                 SEPTEMBER 13,
                                                                   1995* TO
                                                                  OCTOBER 31,
                                                                     1995
(In Thousands)                                                    (UNAUDITED)
------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends......................................................      $    18
 Interest.......................................................            7
------------------------------------------------------------------------------
  Total Income..................................................           25
------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees.................................................... $ 5
  Less: Fees Waived.............................................  (5)      --
                                                                 ---
 Administrative Fees--Note C....................................            5
 Custodian Fees.................................................            1
 Audit Fees.....................................................            3
 Registration and Filing Fees...................................            3
 Printing Fees..................................................            3
 Other Expenses.................................................            1
 Fees Assumed by Adviser--Note B................................           (6)
------------------------------------------------------------------------------
  Net Expenses..................................................           10
------------------------------------------------------------------------------
NET INVESTMENT INCOME...........................................           15
------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS................................           15
------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ...........         (209)
------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS.........................................         (194)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............        $(179)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Commencement of Operations


    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                   SEPTEMBER 13,
                                                                     1995* TO
                                                                    OCTOBER 31,
                                                                       1995
(In Thousands)                                                      (UNAUDITED)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income............................................    $    15
 Net Realized Gain................................................         15
 Net Change in Unrealized Depreciation............................       (209)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting from Operations............       (179)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular..................................................     11,784
--------------------------------------------------------------------------------
  Total Increase..................................................     11,605
Net Assets:
 Beginning of Period..............................................        --
--------------------------------------------------------------------------------
 End of Period (2)................................................    $11,605
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1) Shares Issued.................................................      1,175
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2) Net Assets Consist of:
    Paid in Capital...............................................    $10,750
    Undistributed Net Investment Income...........................         15
    Accumulated Net Realized Gain.................................         15
    Unrealized Appreciation.......................................        825
--------------------------------------------------------------------------------
                                                                      $11,605
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  SEPTEMBER 13,
                                                                    1995* TO
                                                                   OCTOBER 31,
                                                                      1995
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $ 10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income+..........................................       0.01
 Net Realized and Unrealized Loss................................      (0.13)
--------------------------------------------------------------------------------
  Total From Investment Operations...............................      (0.12)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...................................    $  9.88
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN.....................................................      (1.20)%++
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)............................    $11,605
Ratio of Expenses to Average Net Assets+.........................       0.90%**
Ratio of Net Investment Income to Average Net Assets+............       1.29%**
Portfolio Turnover Rate..........................................         23%
--------------------------------------------------------------------------------

 * Commencement of Operations.
** Annualized
 + Net of voluntarily waived fees and expenses assumed by the Adviser of $0.01 per share for the period ended October 31, 1995.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.

   The accompanying notes are an integral part of the financial statements.

                          NEWBOLD'S EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
  UAM Funds Trust, formerly known as The Regis Fund II, and UAM Funds, Inc., formerly known as The Regis Fund, Inc., (collectively the "UAM Funds") were organized on May 18, 1994 and October 11, 1988, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. Newbold's Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, began operations on September 13, 1995 with in kind transactions of securities with a value of $7,545,014, including unrealized appreciation of $1,034,451. At October 31, 1995, the UAM Funds were comprised of thirty-four active portfolios. The financial statements of the remaining portfolios are presented separately.

  A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of its financial statements.

    1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the mean of the current bid and asked prices. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

    The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    At October 31, 1995, the Portfolio's cost for Federal income tax purposes was $10,499,000. Net unrealized appreciation for Federal income tax purposes aggregated $825,000, of which $1,030,000 related to appreciated securities and $205,000 related to depreciated securities.

    3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    4. DISTRIBUTIONS TO SHAREHOLDERS: Any distributions from net investment income are normally declared and paid quarterly. Any realized net capital gains will normally be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

                          NEWBOLD'S EQUITY PORTFOLIO

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets.

  B. ADVISORY SERVICES. Under the terms of an Investment Advisory Agreement, Newbold's Asset Management, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of the Portfolio's average daily net assets. Through January 29, 1998, the Adviser has voluntarily agreed to waive a portion of its advisory fees and/or assume expenses on behalf of the Portfolio, if necessary, if the annual operating expenses of the Portfolio exceed 0.90% of average daily net assets.

  C. ADMINISTRATIVE SERVICES. The Chase Manhattan Bank, N.A., through its affiliate Chase Global Funds Services Company ("CGFSC") (the "Administrator"), formerly Mutual Funds Service Company ("MFSC"), provides administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under an Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, based on the combined aggregate average daily net assets of the UAM Funds and AEW, as follows: 0.20% of the first $200 million of the combined aggregate net assets; plus 0.12% of the next $800 million of the combined aggregate net assets; plus 0.08% of the combined aggregate net assets in excess of $1 billion but less than $3 billion; plus 0.06% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month upon inception of a portfolio to $70,000 annually after two years. In addition, the Portfolio is charged certain out of pocket expenses by the Administrator.

  D. DISTRIBUTION SERVICES. UAM Fund Distributors, Inc. (the "Distributor"), formerly known as RFI Distributors (a division of Regis Retirement Plan Services, Inc.), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  E. PURCHASES AND SALES. During the period ended October 31, 1995, the Portfolio made purchases of $10,518,000 and sales of $494,000 of investment securities other than U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period ended October 31, 1995.

  F. TRUSTEES' FEES. Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended which is allocated proportionally among the active portfolios of the UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW and reimbursement for expenses incurred in attending Trustee meetings.

  G. OTHER. At October 31, 1995, 71.7% of total shares outstanding were held by four record shareholders owning 10% or greater of the aggregate total shares outstanding.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                                TJ CORE EQUITY
                                   PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer                                          Peter M. Whitman, Jr.
Trustee, President                                        Trustee
and Chairman
                                                          William H. Park
Mary Rudie Barneby                                        Vice President and
Trustee and Executive                                     Assistant Treasurer
Vice President
                                                          Karl O. Hartmann
John T. Bennett, Jr.                                      Secretary
Trustee
                                                          Robert R. Flaherty
J. Edward Day                                             Treasurer
Trustee
                                                          Harvey M. Rosen
Philip D. English                                         Assistant Secretary
Trustee

William A. Humenuk
Trustee
-------------------------------------------------------------------------------

INVESTMENT ADVISER
 Tom Johnson Investment Management, Inc.
 211 North Robinson, Suite 450
 Oklahoma City, OK 73102

-------------------------------------------------------------------------------

ADMINISTRATOR
 The Chase Manhattan Bank, N.A.
 73 Tremont Street, Boston, MA 02108-3913

-------------------------------------------------------------------------------

CUSTODIAN
 Morgan Guaranty Trust Company of New York
 60 Wall Street, New York, NY 10260

-------------------------------------------------------------------------------

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young
 2600 One Commerce Square Philadelphia, PA 19103

-------------------------------------------------------------------------------

INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

-------------------------------------------------------------------------------

DISTRIBUTOR
 UAM Fund Distributors, Inc.
 One International Place, 44th Floor Boston, MA 02110

-------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                                   UAM FUNDS

                                    TJ CORE
                                    EQUITY
                                   PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1995

Dear Shareholders,

  The investment markets experienced broad-based gains for the six month period ended October 31, 1995. The Dow Jones Industrial Average increased 11.44% and the S&P 500 Index posted a larger gain of 14.44%. Third quarter earnings reported by companies have on average been satisfactory though we have had a slowdown in the economy which was partially due to the restrictive monetary policy implemented by the Federal Reserve in late 1994 and in the first quarter of 1995. As a result of the economic slowdown coupled with low inflation statistics, the Federal Reserve is expected to ease interest rates further sometime in the near future.

  The period ended October 31, 1995 culminates our first full month of management for the TJ Core Equity Portfolio. During this time period, the S&P 500 Index posted a one month return of -0.36% and the Dow Jones Industrial Average had a return of -0.49%. Since inception at September 28, 1995 through October 31, 1995 the net asset value (NAV) of the Portfolio decreased from $10.00 to $9.76, representing a loss of 2.40%.

  During this initial investment month, the Portfolio's return suffered relative to these indices primarily because of exposure in the retail and finance sectors. Dillard Department Stores and K-mart unfortunately had significant declines during the month of October. On the positive side, the Portfolio's largest gains came from investments in Compaq Computer Corporation and United Healthcare Corporation.

  Although disappointed with the first full month of the Portfolio's performance, we believe this is a short-term aberration and remain confident in our style of investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving relative performance.

Tom Johnson Investment Management, Inc.

                    DEFINITIONS OF THE COMPARATIVE INDICES
                    --------------------------------------

The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange.

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utility and 20 transportation stocks.

Comparisons of performance assumes reinvestment of dividends.

Please note that one can not invest in an unmanaged index.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

TJ CORE EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS
October 31, 1995 (Unaudited)

                                                                          VALUE
                                                                   SHARES (000)+
--------------------------------------------------------------------------------
COMMON STOCKS (92.4%)
--------------------------------------------------------------------------------
AUTOMOTIVE (2.8%)
 Ford Motor Corp..................................................  700   $  20
--------------------------------------------------------------------------------
BANKS (6.4%)
 First Union Corp.................................................  400      20
 NationsBank Corp.................................................  400      26
                                                                          -----
                                                                             46
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (8.6%)
 Heinz (H.J.) Co..................................................  600      28
 Sara Lee Corp....................................................  700      21
 Unilever N.V.--New York Shares ADR...............................  100      13
                                                                          -----
                                                                             62
--------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (6.4%)
 Dun & Bradstreet Corp. ..........................................  500      30
 Gannett Co. .....................................................  300      16
                                                                          -----
                                                                             46
--------------------------------------------------------------------------------
CHEMICALS (2.9%)
 Mallinckrodt Group, Inc..........................................  600      21
--------------------------------------------------------------------------------
ELECTRONICS (7.4%)
 Emerson Electric Co..............................................  300      21
 General Electric Co. ............................................  500      32
                                                                          -----
                                                                             53
--------------------------------------------------------------------------------
ENERGY (9.9%)
 Amoco Corp. .....................................................  400      26
 Coastal Corp. ...................................................  600      19
 Mobil Corp. .....................................................  200      20
 Repsol S.A. ADR..................................................  200       6
                                                                          -----
                                                                             71
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                          VALUE
                                                                   SHARES (000)+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (7.5%)
 American Express Co..............................................  600   $  24
 Federal National Mortgage Association............................  200      21
 Lehman Brothers Holdings, Inc. ..................................  400       9
                                                                          -----
                                                                             54
--------------------------------------------------------------------------------
HEALTH CARE (2.2%)
 United Healthcare Corp...........................................  300      16
--------------------------------------------------------------------------------
HOLDING COMPANY (6.4%)
 ITT Corp. .......................................................  200      25
 Textron, Inc.....................................................  300      21
                                                                          -----
                                                                             46
--------------------------------------------------------------------------------
MANUFACTURING (3.3%)
 Tyco International Ltd...........................................  400      24
--------------------------------------------------------------------------------
METALS (1.7%)
 USX-U.S. Steel Group, Inc........................................  400      12
--------------------------------------------------------------------------------
OFFICE EQUIPMENT (2.4%)
 Pitney Bowes, Inc................................................  400      17
--------------------------------------------------------------------------------
PAPER & PACKAGING (2.1%)
 Union Camp Corp. ................................................  300      15
--------------------------------------------------------------------------------
PHARMACEUTICALS (4.8%)
 Bristol-Myers Squibb Co..........................................  300      23
 Merck & Co., Inc. ...............................................  200      12
                                                                          -----
                                                                             35
--------------------------------------------------------------------------------
RETAIL (0.7%)
 Dillard Department Stores, Class A...............................  200       5
--------------------------------------------------------------------------------
SERVICES (3.5%)
 WMX Technologies, Inc. ..........................................  900      25
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995 (Unaudited)

                                                                         VALUE
                                                                  SHARES (000)+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
TECHNOLOGY (5.8%)
 Avnet, Inc. ....................................................  400   $  20
 *Compaq Computer Corp. .........................................  400      22
                                                                         -----
                                                                            42
-------------------------------------------------------------------------------
UTILITIES (7.6%)
 AT&T Corp. .....................................................  400      26
 GTE Corp. ......................................................  500      21
 Telefonos de Mexico S.A. ADR, Class L...........................  300       8
                                                                         -----
                                                                            55
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $676)..................................          665
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (92.4%) (COST $676)............................          665
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (7.6%)
-------------------------------------------------------------------------------
 Cash............................................................           54
 Receivable for Investments Sold.................................           10
 Receivable due from Investment Adviser..........................            8
 Receivable for Portfolio Shares Sold............................            3
 Dividends Receivable............................................            1
 Payable for Investments Purchased...............................          (12)
 Payable for Administrative Fees.................................           (3)
 Payable for Custodian Fees......................................           (1)
 Other Liabilities...............................................           (5)
                                                                         -----
                                                                            55
-------------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 73,763 outstanding Institutional Service Class shares
  (unlimited authorization, no par value)........................        $ 720
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.........        $9.76
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+ See Note A to Financial Statements
* Non-Income Producing Security
ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

                                                          SEPTEMBER 28, 1995*
                                                          TO OCTOBER 31, 1995
(In Thousands)                                                (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends...............................................            $        1
 Interest................................................                     1
--------------------------------------------------------------------------------
  Total Income...........................................                     2
--------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees............................................. $       1
  Less: Fees Waived......................................        (1)        --
                                                          ---------
 Administrative Fees--Note C.............................                     3
 Custodian Fees..........................................                     1
 Audit Fees..............................................                     2
 Registration and Filing Fees............................                     1
 Printing Fees...........................................                     2
 Fees Assumed by Adviser--Note B.........................                    (8)
--------------------------------------------------------------------------------
  Net Expenses...........................................                     1
--------------------------------------------------------------------------------
NET INVESTMENT INCOME....................................                     1
--------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS.........................                    (8)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS.....                   (11)
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS..................................                   (19)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.....                  $(18)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                             SEPTEMBER 28, 1995*
                                                             TO OCTOBER 31, 1995
(In Thousands)                                                   (UNAUDITED)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income......................................        $  1
 Net Realized Loss..........................................          (8)
 Net Change in Unrealized Depreciation......................         (11)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting from Operations......         (18)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular............................................         781
 Redeemed...................................................         (43)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions..............         738
--------------------------------------------------------------------------------
 Total Increase.............................................         720
Net Assets:
 Beginning of Period........................................         --
--------------------------------------------------------------------------------
 End of Period (2)..........................................        $720
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
   Shares Issued............................................          78
   Shares Redeemed..........................................          (4)
--------------------------------------------------------------------------------
                                                                      74
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2)Net Assets Consist of:
   Paid in Capital..........................................        $738
   Undistributed Net Investment Income......................           1
   Accumulated Net Realized Loss............................          (8)
   Unrealized Depreciation..................................         (11)
--------------------------------------------------------------------------------
                                                                    $720
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             SEPTEMBER 28, 1995*
                                                             TO OCTOBER 31, 1995
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income+.....................................         0.01
 Net Realized and Unrealized Loss ..........................        (0.25)
--------------------------------------------------------------------------------
  Total From Investment Operations..........................        (0.24)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................       $ 9.76
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN................................................        (2.40)%++
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).......................       $  720
Ratio of Expenses to Average Net Assets+....................         1.25%**
Ratio of Net Investment Income to Average Net Assets+.......         0.75%**
Portfolio Turnover Rate.....................................            5%
--------------------------------------------------------------------------------

 * Commencement of Operations.
** Annualized.
 + Net of voluntarily waived fees and expenses assumed by the Adviser of $0.12 per share for the period ended October 31, 1995.
++ Total return would have been lower had certain fees not been waived and expenses assumed bt the Adviser.


   The accompanying notes are an integral part of the financial statements.

                           TJ CORE EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  UAM Funds Trust, formerly known as The Regis Fund II, and UAM Funds, Inc., formerly known as The Regis Fund, Inc., (collectively the "UAM Funds") were organized on May 18, 1994 and October 11, 1988, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The TJ Core Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, began operations on September 28, 1995. At October 31, 1995, the UAM Funds were comprised of thirty-four active portfolios. The financial statements of the remaining portfolios are presented separately.

  A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of its financial statements.

    1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the mean of the current bid and asked prices. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

    The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    At October 31, 1995, the Portfolio's cost for Federal income tax purposes was $676,000. Net unrealized depreciation for Federal income tax purposes aggregated $11,000, of which $8,000 related to appreciated securities and $19,000 related to depreciated securities.

    3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    4. DISTRIBUTIONS TO SHAREHOLDERS: Any distributions from net investment income are normally declared and paid quarterly. Any realized net capital gains will normally be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income

                           TJ CORE EQUITY PORTFOLIO
  is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets.

  B. ADVISORY SERVICES. Under the terms of an Investment Advisory Agreement, Tom Johnson Investment Management, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. Through January 1, 1997 the Adviser has voluntarily agreed to waive a portion of its advisory fees and/or assume expenses on behalf of the Portfolio, if necessary, if the annual operating expenses of the Portfolio exceed 1.25% of average daily net assets.

  C. ADMINISTRATIVE SERVICES. The Chase Manhattan Bank, N.A., through its affiliate Chase Global Funds Services Company ("CGFSC") (the "Administrator"), formerly Mutual Funds Service Company ("MFSC"), provides administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under an Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, based on the combined aggregate average daily net assets of the UAM Funds and AEW, as follows: 0.20% of the first $200 million of the combined aggregate net assets; plus 0.12% of the next $800 million of the combined aggregate net assets; plus 0.08% of the combined aggregate net assets in excess of $1 billion but less than $3 billion; plus 0.06% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month upon inception of a portfolio to $70,000 annually after two years. In addition, the Portfolio is charged certain out of pocket expenses by the Administrator.

  D. DISTRIBUTION AND SERVICE PLANS. UAM Fund Distributors, Inc. (the "Distributor"), formerly known as RFI Distributors (a division of Regis Retirement Plan Services, Inc.), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted a Distribution and Service Plan (the "Plans") on behalf of the Institutional Service Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans the Portfolio may not incur distribution and service costs which exceed an annual rate of 0.75% of the Portfolio's net assets. The Board has currently limited aggregate payments under the Plans to an annual rate of 0.50% of the Portfolio's net assets. The Portfolio is not currently making payments under the Distribution Plan. Under the Service Plan the Portfolio reimburses the Distributor or the Service Organization for payments made at an annual rate of 0.25% of the average daily value of Institutional Service Class Shares owned by clients of such Service Organizations.

  E. PURCHASES AND SALES. During the period ended October 31, 1995, the Portfolio made purchases of $718,000 and sales of $35,000 of investment securities other than U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period ended October 31, 1995.

  F. TRUSTEES' FEES. Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW and reimbursement for expenses incurred in attending Trustee meetings.

  G. OTHER. At October 31, 1995, 99.7% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.